[LOGO OF API TRUST]
--------------------------------------------------------------------------------
Growth Fund
Capital Income Fund
Multiple Index Trust
Yorktown Classic Value Trust
Treasuries Trust


                               ANNUAL REPORT DATED MAY 31, 2000

                              [LOGO OF API TRUST]

                                    CONTENTS

Growth Fund
 Performance                         4
 Schedule of Investments             5
 Financial Statements                8

Capital Income Fund
 Performance                        15
 Schedule of Investments            16
 Financial Statements               17
Multiple Index Trust
 Performance                        24
 Schedule of Investments            25
 Financial Statements               26

Yorktown Classic Value Trust
 Performance                        32
 Schedule of Investments            33
 Financial Statements               34

Treasuries Trust
 Performance                        41
 Schedule of Investments            42
 Financial Statements               43

Report of Independent Accountants   49

Dear Fellow Shareholders:

"Over the past year, the hardest hit investors have been those who pooh-poohed diversification and loaded up on technology stocks, only to see their portfo-lios decimated by NASDAQ's implosion. Clearly, these folks would have fared far better with a broader array of stocks."

     Excerpt from Wall Street Journal--April 3, 2001--By Jonathan Clements

I am pleased to report that despite the meaningful downturn in equity markets during our fiscal year ended May 31, 2001, the API Portfolios have each per-formed well. Our strategy of controlling risk through diversification has served us well for the preceding twelve months. Information concerning the performance of our funds is included within this report.

In general, equity markets continued to disappoint investors throughout most of the period. However, as the following chart indicates, our equity funds be-gan to rebound during the second quarter of 2001.

                           Net Asset Value Per Share

                                                   03/30/2001 06/29/2001 Change
                                                   ---------- ---------- ------
Growth Fund.......................................   $10.58     $11.44    +8.13%
Capital Income Fund...............................    15.37      16.26    +5.79%
Multiple Index Trust..............................    11.10      11.94    +7.57%
Yorktown Classic Value Trust......................    15.59      17.18   +10.20%

We have enclosed a new chart which shows our diversification strategy so that you may better understand the benefits of risk reduction within the API Trust funds.

MANAGING MARKET RISK IS THE CRUCIAL OBJECTIVE OF OUR INVESTMENT MANAGEMENT OPERATIONS.

                                 [Risk Graph]

STRATEGIES AFFECTING FISCAL YEAR 2001 RESULTS:

Growth Fund, Capital Income Fund, Multiple Index Trust and Yorktown Classic Value Trust.

It is important to realize the unsustainable surge that preceded the decline in technology stocks since March 2000 is one of many such occurrences within the market place. Stock markets thrive on optimism, and investors have a nor-mal tendency to buy what goes up versus what goes down.

The challenge is to understand that the market is unpredictable. It is gov-erned by institutional forces that are constantly evaluating and reevaluating risk relative to returns. If the markets are unpredictable, we must have a strategy that deals with the uncertainty and seeks the best opportunities in the market place and reduces risk. We have found that portfolios that hold fewer securities than the actual benchmark to which they are compared tend to be more volatile, and fail, over the long term, to achieve superior perfor-mance. We continue to include what we believe are the finest mutual funds, in-dexed securities, and individual companies that are of high quality and sound value in our equity funds.

Successful investing has never been easy. The markets are diverse, and oppor-tunities, although endless, many times are lost. Our goal in today's market is the same as it has always been. Judge each investment on its own merits. Dur-ing this period, as you look through the holdings of the funds, you will find many of the same names that we have held throughout the years. We are adding to most of these positions. You will also note new positions in the technology field. We believe that the market has devalued the great technology names to a point where there is significant long term opportunity in this sector.

STRATEGIES AFFECTING FISCAL YEAR 2001 RESULTS:

Treasuries Trust

The Treasuries Trust continued its superior performance during the period ended May 31, 2001. I am pleased to announce that we were notified by Lipper Analytical that the fund's performance ranked #1 during the periods ended March 31, 2001. Of the 16 funds in the U.S. Treasury category, the Treasuries Trust, which began operations in July 1997, ranked # 1 in both the one year and three year time periods. As the Federal Reserve Board has made numerous decreases in short-term interest rates, it has become necessary to position Treasuries Trust in both a offensive posture for the short term until the economy quickens, and a defensive posture for long term capital preservation for the year 2002. We believe we are well positioned for a strengthening eco-nomic environment and are cautious that the economy will accelerate with low inflation and stable GDP growth.

FORECAST OF ECONOMIC GROWTH AND INFLATION

The release of economic data during the past six months has prompted the Fed-eral Reserve to lower short-term interest rates six times, which is consistent with the severe slow down in economic activity which developed in the third and fourth quarters of 2000 and continued at a quickening pace into the first half of 2001. From 1995 through last year's second quarter, the economy grew at an above average 4% rate. Since then it has slowed consistently, with growth for the first half of 2001 forecast at or below 1%. The global econo-mies of major industrial countries have been hurt by a variety of factors, in-cluding last year's moves by our Federal Reserve to raise short-term interest rates. Also, the sharp rise in energy costs, along with higher unemployment and a sharp fall off in capital spending, have significantly slowed the world economies. Markets have reacted to these conditions very much the way they reacted in 1974 and 1975. Major indices have experienced double digit declines with no significant recovery to date. However, the outlook is good for gradual, long term recovery. The positive factors include lower interest rates, stable in-flation and stable energy prices. Recent tax legislation, which reduces taxes by around $40 billion this year and $70 billion next year, should provide needed stimulus. At this juncture, the forces of fear outweigh the positive opportunity for a significant market recovery. It is this crucial fact that I believe presents our best opportunity.

As far as the global markets are concerned, the strength of the U.S. dollar, coupled with reduced GDP growth in Europe and most of the Pacific Far East, has created a significant downturn in global productivity for the short term. These markets should rebound as productivity in the U.S. increases and spreads into sustainable long term growth patterns throughout the world. The nature of free markets is to be competitive and to grow; the competition should be fierce as the recovery takes hold. Long term, the forecast is for favorable equity markets. Investors should be open to the emerging opportunities as earnings improve and markets strengthen.

We believe that nowhere in the world of finance and investment strategy is there a greater enemy than under-diversification. With the explosion of infor-mation in the new economy age, investors are constantly bombarded with sensa-tionalism, which attracts assets but holds great risk as certain sectors of the markets move in and out of the leader list. Successful investing requires an open mind, close scrutiny and patience.

GOING FORWARD

The opportunity for significant capital appreciation in the global equity mar-kets is always best when investment sentiment is darkest. The light at the end of the tunnel shines bright for those that look to the future when the economy begins to improve. We believe the markets are bargain priced at current lev-els. Sales and earnings growth should begin to improve this fall and by early next year could be advancing at a strong and sustainable growth rate. Overseas markets that have declined approximately 25%, and domestic market sectors such as U.S. growth funds which are down roughly 30%, should rebound significantly from current levels. As a result, we see significant opportunities as we enter the second half of 2001.

Thank you for your continued confidence. We look forward to the future with your support.

Best regards,

/s/ David D. Basten
David D. Basten
President

July 11, 2001

                              [GROWTH FUND GRAPH]

                        AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                  May 31, 2001

                                                  Shares     Value
                                                  ------     -----
MUTUAL FUNDS -- 46.63%
Emerging Market Funds -- 2.15%
Goldman Sachs Emerging Markets Fund               109,529 $   890,471
Harris Insight Emerging Markets Fund               65,876     465,086
                                                          -----------
                                                            1,355,557
                                                          -----------
Equity Income Funds -- 0.72%
Scudder-Dreman High Return Fund                    11,824     456,208
                                                          -----------
European Region Funds -- 1.87%
Vanguard European Index Fund                       52,891   1,182,120
                                                          -----------
International Funds -- 10.51%
Deutsche EAFE Index Fund                          370,970   4,051,000
Dresdner RCM International Growth Fund             43,936     507,470
Morgan Grenfell International Select Equity Fund   31,549     535,074
Neuberger International Fund                       20,294     255,302
Vanguard Tax Managed International Fund           141,271   1,279,743
                                                          -----------
                                                            6,628,589
                                                          -----------
Large Cap Core Funds -- 3.36%
Harris Insight Growth Fund                         19,762     473,913
Vanguard Index Total Market Fund                   58,783   1,644,167
                                                          -----------
                                                            2,118,080
                                                          -----------
Large Cap Growth Funds -- 1.37%
American Century Ultra Fund                        14,697     434,744
Eclipse Growth Equity Fund                         17,385     430,633
                                                          -----------
                                                              865,377
                                                          -----------
Latin American Fund -- 2.09%
T. Rowe Price Latin America Fund                  124,223   1,318,012
                                                          -----------
Mid Cap Core Funds -- 3.81%
Legg Mason Special Investment Trust                26,034   1,049,727
Goldman Sachs Growth Opportunity Fund              50,632   1,027,848
Vanguard Index Extended Market Fund                13,187     322,958
                                                          -----------
                                                            2,400,533
                                                          -----------

                                            Shares     Value
                                            ------     -----
Mid Cap Growth Funds -- 1.88%
Harris Insight Small Cap Opportunityy Fund   25,406 $   487,805
UAM-Sirach Special Equity Fund              113,798     699,858
                                                    -----------
                                                      1,187,663
                                                    -----------
Mid Cap Value Funds -- 0.58%
Boston Partners Mid Cap Value Fund           28,544     363,654
                                                    -----------
Multi Cap Core Funds -- 4.15%
Brandywine Blue Fund                         23,006     579,294
Legg Mason Value Trust Fund                  33,165   2,035,677
                                                    -----------
                                                      2,614,971
                                                    -----------
Multi Cap Growth Funds -- 0.74%
Janus Equity Income Fund                     23,775     468,379
                                                    -----------
Multi Cap Value Funds -- 3.52%
Boston Partners Large Cap Value Fund         50,724     716,739
Flag Investors Equity Partners Fund          39,808     983,280
UAM-NWQ Special Equity Fund                  37,425     517,964
                                                    -----------
                                                      2,217,983
                                                    -----------
Small Cap Core Funds -- 1.28%
UAM-RHJ Small Cap Fund                       47,449     808,541
                                                    -----------
Small Cap Value Funds -- 0.89%
American Century Small Cap Value Fund        74,515     559,613
                                                    -----------
S&P 500 Funds -- 6.49%
Deutsche S&P 500 Index Fund                   2,105     301,618
Federated Index Trust Max-Cap Fund           24,543     626,360
T. Rowe Price Equity Index Fund              22,155     749,308
Vanguard Index 500 Fund                      20,790   2,414,650
                                                    -----------
                                                      4,091,936
                                                    -----------
Telecommunication Funds -- 1.22%
Flag Investors Communications Fund           32,327     768,536
                                                    -----------
 Total Mutual Funds
  (cost $27,787,892)                                 29,405,752
                                                    -----------

                        AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                       SCHEDULE OF INVESTMENTS, Continued
                                  May 31, 2001

                                       Shares    Value
                                       ------    -----
CLOSED END FUNDS -- 1.34%
Asia Pacific Fund                      21,000 $   179,130
Chile Fund                             21,000     210,000
China Fund                             21,000     281,190
Templeton Dragon Fund                  20,000     174,400
                                              -----------
 Total Closed End Funds
  (cost $765,313)                                 844,720
                                              -----------
COMMON STOCKS -- 17.65%
Banks -- 1.18%
Associated Banc Corp                    4,070     141,026
Compass Bancshares                      5,800     141,404
Fleet Boston Corp.                      3,600     149,724
Pacific Century Financial               6,600     162,822
Regions Financial                       4,800     148,944
                                              -----------
                                                  743,920
                                              -----------
Beverage Industry -- 0.31%
Coca Cola Co.                           4,200     199,080
                                              -----------
Computer & Peripherals -- 3.90%
Cisco Systems                          16,500     317,790
Dell Computer Corp.                    15,000     365,400
EMC Corp.                              21,900     692,040
International Business Machines, Inc.   4,000     447,200
McData Corp.                           16,000     492,800
Sun Microsystems                        9,000     148,230
                                              -----------
                                                2,463,460
                                              -----------

                                  Shares    Value
                                  ------    -----
Computer Software & Services -- 4.50%
Adobe Systems                      4,400 $   174,988
Microsoft                         10,000     691,800
Oracle Corp.                      67,400   1,031,220
Siebel Systems                    20,800     943,488
                                         -----------
                                           2,841,496
                                         -----------
Drug Industry -- 0.34%
Merck & Co. Inc.                   2,900     211,671
                                         -----------
Electronics Industry -- 0.19%
JDS Uniphase Corp.                 7,000     116,970
                                         -----------
Entertainment -- 0.43%
Disney (Walt) Co.                  8,600     271,932
                                         -----------
Financial Services Ind. -- 2.06%
Citi Group                        25,333   1,298,316
                                         -----------
Medical Supplies Industry -- 1.23%
Johnson & Johnson                  8,000     775,600
                                         -----------
Paper & Forest Products -- 0.34%
Georgia Pacific Corp.              6,000     212,700
                                         -----------
Retail -- 0.93%
TJX Corp.                         17,500     585,550
                                         -----------

                        AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                       SCHEDULE OF INVESTMENTS, Continued
                                  May 31, 2001

                                       Shares    Value
                                       ------    -----

Securities Brokerage -- 1.64%
Lehman Brothers Holdings Inc.           6,800 $   486,948
Merrill Lynch & Co. Inc.                8,400     545,748
                                              -----------
                                                1,032,696
                                              -----------
Semiconductor -- 0.60%
Atmel Corp.                            13,200     146,520
Intel Corp.                             8,500     229,585
                                              -----------
                                                  376,105
                                              -----------
 Total Common Stocks
  (cost $9,265,113)                            11,129,496
                                              -----------
EXCHANGE TRADED INDEX SHARES-- 34.38%
Fortune 500 Index Shares                2,000     179,400
i Shares Dow Jones Telecommunications   4,500     170,775
i Shares Dow Jones U.S. Technology      2,500     151,000
i Shares MSCI Austria Index Fund       15,500     121,210
i Shares MSCI Belgium Index Fund        9,500     103,835
i Shares MSCI Brazil Index              5,500      81,015
i Shares MSCI EMU Index                 7,200     450,720
i Shares MSCI Germany Index            16,700     278,890

The accompanying notes are an integral part of the financial statements.

                                         Shares     Value
                                         ------     -----

i Shares MSCI Hong Kong Index             11,000 $   116,930
i Shares MSCI Mexico Index                 8,000     130,880
i Shares MSCI Switzerland Index Fund       7,500     105,000
i Shares MSCI United Kingdom Index Fund    6,500     105,755
i Shares Russell 1000                      3,000     169,680
i Shares Russell 2000                      8,700     547,665
i Shares Russell 3000                      7,900     357,633
i Shares S&P Global                       26,000   1,700,920
i Shares S&P 100 Index                    24,000   1,552,800
i Shares S&P Value                        19,000   1,211,250
i Shares S&P Mid Cap 400                   1,600     189,712
i Shares S&P 500 Barra                     2,800     173,320
i Shares Small Cap 600                     2,800     232,680
i Shares TR S&P Smallcap 600 Index         9,000   1,005,300
Market 2000 Holders                       17,000   1,178,100
SPDR -- Nasdaq 100 Index                  88,300   3,949,659
SPDR -- S&P 500 Index                     23,800   2,997,610
SPDR -- Financial Sector Index           104,000   2,985,840
SPDR -- Technology Sector Index           52,000   1,436,760
                                                 -----------
 Total Exchange Traded Index Shares
  (cost $22,271,750)                              21,684,339
                                                 -----------
 Total Investments
  (cost $60,090,068)                             $63,064,307
                                                 ===========

                        AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                  May 31, 2001

Assets:
 Investments at value (identified cost of $60,090,068)             $63,064,307
 Cash                                                                1,955,985
 Other assets                                                           28,215
                                                                   -----------
    Total assets                                                    65,048,507
                                                                   -----------
Liabilities:
 Accrued distribution fees                                              55,264
 Accrued advisory fees                                                  54,805
 Payable for securities purchased                                    1,082,994
 Other liabilities                                                      94,479
                                                                   -----------
    Total liabilities                                                1,287,542
                                                                   -----------
     Net Assets                                                    $63,760,965
                                                                   ===========
Shares of beneficial interest outstanding (unlimited number of no
 par value shares authorized)                                        5,513,883
                                                                   ===========
Net asset value and offering price per share outstanding           $     11.56
                                                                   ===========

The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                            STATEMENT OF OPERATIONS
                        for the year ended May 31, 2001

Investment Income:
 Dividends                                                  $     507,704
 Interest                                                          88,978
                                                            -------------
    Total income                                                  596,682
                                                            -------------
Expenses:
 Investment advisory fees                                         758,017
 Distribution fees                                                758,017
 Transfer agent fees                                              233,943
 Custodial fees                                                    26,695
 Professional fees                                                 64,126
 Registration fees                                                 16,503
 Trustee fees                                                      22,928
 Insurance                                                         35,010
 Shareholder reports                                               20,030
 Miscellaneous                                                      9,309
                                                            -------------
                                                                1,944,578
 Less expenses waived by investment advisor and distributor      (113,683)
                                                            -------------
   Total expenses                                               1,830,895
                                                            -------------
   Net investment loss                                         (1,234,213)
                                                            -------------
Realized and unrealized gain (loss) on investments:
 Net realized gain from security transactions                   2,322,466
 Capital gain distributions from mutual funds                   2,970,583
 Change in unrealized appreciation on investments             (16,716,823)
                                                            -------------
    Net realized and unrealized gain (loss) on investments    (11,423,774)
                                                            -------------
     Net decrease in net assets resulting from operations   $(12,657,987)
                                                            =============

The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
                   for the years ended May 31, 2001 and 2000

                                                         2001          2000
                                                         ----          ----
Operations:
 Net investment loss                                 $ (1,234,213) $ (1,450,196)
 Net realized gain from security transactions           2,322,466     7,983,395
 Capital gain distributions from mutual funds           2,970,583     2,134,251
 Net change in unrealized appreciation on
  investments                                         (16,716,823)    7,054,155
                                                     ------------  ------------
    Increase (decrease) in net assets resulting from
     operations                                       (12,657,987)   15,721,605
                                                     ------------  ------------
Distributions:
 From net realized gain on security transactions       (9,615,606)   (8,434,195)
                                                     ------------  ------------
    Decrease in net assets resulting from
     distributions                                     (9,615,606)   (8,434,195)
                                                     ------------  ------------
Capital share transactions:
 Proceeds from sale of 559,008 and 1,081,060 shares     7,224,263    17,435,364
 Value of 1,377,010 and 625,631 shares issued upon
  reinvestment of dividends                             9,383,497     8,289,551
 Cost of 642,972 and 1,075,090 shares redeemed        (19,032,361)  (16,317,311)
                                                     ------------  ------------
    Increase (decrease) in net assets resulting from
     capital share transactions                        (2,424,601)    9,407,604
                                                     ------------  ------------
    Total increase (decrease) in net assets           (24,698,194)   16,695,014
Net assets:
 Beginning of year                                     88,459,159    71,764,145
                                                     ------------  ------------
 End of year                                         $ 63,760,965  $ 88,459,159
                                                     ============  ============

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                             FINANCIAL HIGHLIGHTS
                     for the five years ended May 31, 2001

                              2001      2000      1999      1998      1997
                              ----      ----      ----      ----      ----
For a share outstanding
 throughout each year:
Net asset value, beginning
 of year                     $ 15.55   $ 14.19   $ 14.13   $ 13.42   $ 14.00
                             -------   -------   -------   -------   -------
Income from investment
 operations:
 Net investment loss           (0.22)     (.25)     (.21)    (0.08)    (0.17)
 Net realized and unrealized
  gain (loss) on investments   (2.07)     3.35      1.32      2.36      1.25
                             -------   -------   -------   -------   -------
    Total income from
     investment operations     (2.29)     3.10      1.11      2.28      1.08
                             -------   -------   -------   -------   -------
Distributions:
 From net realized gain on
  security transactions        (1.70)    (1.74)    (1.05)    (1.57)    (1.66)
                             -------   -------   -------   -------   -------
    Total distributions        (1.70)    (1.74)    (1.05)    (1.57)    (1.66)
                             -------   -------   -------   -------   -------
     Net asset value, end of
      year                   $ 11.56   $ 15.55   $ 14.19   $ 14.13   $ 13.42
                             =======   =======   =======   =======   =======
Total return(/1/)             (16.82)%   24.17%     8.46%    18.39%     8.32%
Ratios/Supplemental Data:
 Net assets, end of year
  (000's omitted)            $63,761   $88,459   $71,764   $77,173   $68,717
 Ratio of expenses to
  average net assets(/2/)       2.42%     2.42%     2.32%     2.18%     2.18%
 Ratio of net investment
  income (loss) to average
  net assets                   (1.63)%   (1.79)%   (1.49)%   (0.62)%   (1.31)%
 Portfolio turnover rate          60%       61%       86%       57%       84%

-----------

(/1/) Does not reflect contingent deferred sales charge.

(/2/) Without fees waived by the investment advisor and distributor, the ratio of expenses to average net assets would have been 2.57%, 2.57%, 2.58%, 2.54% and 2.55%, respectively.

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                         NOTES TO FINANCIAL STATEMENTS

1. Organization:

   American Pension Investors Trust (the "Trust") is organized as a Massachu-setts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. It is comprised of six separate portfolios. The accom-panying financial statements include only the Growth Fund (the "Fund").

   The Fund's investment objective is growth of capital. The Fund seeks to achieve its objective by investing primarily in mutual funds ("underlying funds") that invest primarily in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants) and that seek long-term capital growth or appreciation.

2. Significant Accounting Policies:

  a. Portfolio Valuation

     The investments of the Fund consist primarily of mutual funds that are valued daily at their respective closing net asset values in accordance with the 1940 Act. Equity securities listed or regularly traded on a se-curities exchange are valued at the last quoted sales price on the ex-change where they are principally traded.

  b. Security Transactions and Investment Income

     Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Divi-dend income and distributions to shareholders are recorded on the ex-div-idend date. Interest income and expenses are recorded on an accrual ba-sis.

  c. Federal Income Taxes

     The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment compa-nies and to distribute substantially all of its investment company tax-able income to its shareholders. Therefore, no federal income tax provi-sion is required.

     As of May 31, 2001, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation on a federal income tax ba-sis, and the gross unrealized appreciation and depreciation with respect to securities where there is an excess of value over tax cost or tax cost over value were $60,297,037, $2,767,270, $6,835,790 and $4,068,520, re-
     spectively.

  d. Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of

                        AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS, Continued


2. Significant Accounting Policies, continued:

     the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those esti-mates.

  e. Cash and Cash Equivalents

     Cash and cash equivalents include amounts invested in overnight money mar-ket accounts, which are readily convertible to known amounts of cash. These amounts are invested in one financial institution.

3. Investment Advisory Agreement:

   Yorktown Management & Research Company, Inc. (the "Advisor"), whose princi-pal stockholder is also a trustee of the Trust, serves as the Fund's invest-ment advisor and manager. For its services, the Advisor receives a fee, cal-culated daily and payable monthly, at an annual rate of 1.00% of the first $100 million of the average daily net assets of the Fund and .75% of the av-erage daily net assets exceeding $100 million. The Advisor reduces its advi-sory fees (not below zero) to the extent that the Distributor (see Note 4) receives any dealer reallowances or 12b-1 fees resulting from the Fund's purchase of shares of underlying funds. During the year ended May 31, 2001, the Advisor waived $59,182 of its fees.

4. Distribution Plan and Fees:

   Yorktown Distributors, Inc. (the "Distributor") distributes shares of the Fund pursuant to a Rule 12b-1 distribution plan adopted by the Trust. The plan provides that the Distributor shall receive annual fees of 1.00% of the Fund's average daily net assets. The Distributor waives a portion of its fees pursuant to certain rules of the National Association of Securities Dealers, Inc. ("NASD"). Under these rules, 12b-1 fees received by Distribu-tors are combined with those charged by the underlying funds in determining the maximum percentage limits currently permitted by the NASD. During the year ended May 31, 2001, the Distributor waived $54,501 of its fees.

   In addition, to the extent possible, the Distributor is generally designated as the dealer entitled to receive the dealer reallowance portion of the sales charge on purchases of underlying load fund shares by the Fund. During the year ended May 31, 2001, the Distributor received $59,182 from brokerage commissions earned on its execution of purchases of portfolio investments for the Fund. The principal stockholder of the Distributor is also a trustee of the Trust.

   A 1.50% contingent deferred sales charge is generally imposed on redemptions made within five years of the date that Fund shares are purchased, conse-quently, redemption value may differ from net asset value.

                       AMERICAN PENSION INVESTORS TRUST
                                  GROWTH FUND
                   NOTES TO FINANCIAL STATEMENTS, Continued


5. Investment Activity:

   For the year ended May 31, 2001, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $44,216,260 and $53,951,968, respectively.

6. Composition of Net Assets:

   At May 31, 2001, net assets consisted of:

   Paid-in capital                                                $58,181,724
   Accumulated net realized gain from security transactions         2,605,002
   Unrealized appreciation on investments                           2,974,239
                                                                  -----------
       Net assets applicable to outstanding shares of beneficial
        interest                                                  $63,760,965
                                                                  ===========

                          [CAPITAL INCOME FUND GRAPH]

                        AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                            SCHEDULE OF INVESTMENTS
                                  May 31, 2001

                                                 Market
                                        Shares   Value
                                        ------   ------
MUTUAL FUNDS -- 64.30%
Equity Income Funds -- 20.58%
Scudder-Dreman High Return Fund         42,771 $1,650,101
T. Rowe Price Equity Income Fund        13,269    335,705
                                               ----------
                                                1,985,806
                                               ----------
International Funds -- 5.04%
Vanguard Developed Markets Index Fund   60,302    486,633
                                               ----------
Large Cap Core Funds -- 16.58%
North Track S&P 100 Plus Fund           41,911  1,533,104
Vanguard Index Total Stock Market Fund   2,378     66,533
                                               ----------
                                                1,599,637
                                               ----------
Mid Cap Growth Funds -- 4.54%
UAM-Strach Special Equity Fund          71,124    437,411
                                               ----------
Pacific Region Funds -- 5.31%
T. Rowe Price New Asia Fund             79,104    511,806
                                               ----------
S&P 500 Funds -- 8.31%
Federated Max-Cap Fund                  16,227    414,112
Vanguard Index 500  Fund                 3,336    387,453
                                               ----------
                                                  801,565
                                               ----------
Science & Technology Funds -- 3.94%
Scudder Technology Fund                 26,132    380,487
                                               ----------
 Total Mutual Funds
  (cost $5,981,436)                             6,203,345
                                               ----------

The accompanying notes are an integral part of the financial statements.

                                                 Market
                                        Shares   Value
                                        ------   ------
EXCHANGE TRADED INDEX SHARES -- 35.70%
SPDR -- S&P 500 Index                   11,100 $1,398,045
SPDR -- NASDAQ 100 Index                 5,100    228,123
i Shares MSCI Germany Index             25,000    417,500
i Shares MSCI France                    20,000    415,200
i Shares MSCI Canada Index              33,000    402,600
i Shares MSCI Australia                 40,000    378,400
i Shares MSCI Mexico Index              12,500    204,500
                                               ----------
  Total Exchange Traded Index Shares
   (cost $3,846,580)                            3,444,368
                                               ----------
  Total Investments
   (cost $9,828,016)                           $9,647,713
                                               ==========

                        AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                  May 31, 2001

Assets:
 Investments at value (identified cost of $9,828,016)              $9,647,713
 Cash                                                               2,166,436
 Other assets                                                          13,481
                                                                   ----------
    Total assets                                                   11,827,630
                                                                   ----------
Liabilities:
 Accrued distribution fees                                              3,542
 Accrued advisory fees                                                  4,827
 Payable for securities purchased                                   1,846,412
 Other liabilities                                                     20,980
                                                                   ----------
    Total liabilities                                               1,875,761
                                                                   ----------
     Net assets                                                    $9,951,869
                                                                   ==========
Shares of beneficial interest outstanding (unlimited number of no
 par value shares authorized)                                         601,611
                                                                   ==========
Net asset value and offering price per share outstanding           $    16.54
                                                                   ==========

The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                            STATEMENT OF OPERATIONS
                        for the year ended May 31, 2001

Investment income:
 Dividends                                                  $   123,264
 Interest                                                        45,637
                                                            -----------
    Total income                                                168,901
                                                            -----------
Expenses:
 Investment advisory fees                                        64,645
 Distribution fees                                               53,871
 Transfer agent fees                                             56,578
 Custodial fees                                                   7,285
 Professional fees                                                9,572
 Registration fees                                               14,902
 Trustee fees                                                     3,794
 Insurance                                                        5,654
 Shareholder reports                                              4,358
 Miscellaneous                                                    3,280
                                                            -----------
                                                                223,939
 Less expenses waived by investment advisor and distributor     (26,118)
                                                            -----------
   Total expenses                                               197,821
                                                            -----------
   Net investment loss                                          (28,920)
                                                            -----------
Realized and unrealized gain (loss) on investments:
 Net realized loss from security transactions                   (70,228)
 Capital gain distributions from mutual funds                   294,945
 Change in unrealized appreciation on investments            (1,502,752)
                                                            -----------
    Net realized and unrealized gain (loss) on investments   (1,278,035)
                                                            -----------
     Net decrease in net assets resulting from operations   $(1,306,955)
                                                            ===========

The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
                   for the years ended May 31, 2001 and 2000

                                                           2001         2000
                                                           ----         ----
Operations:
 Net investment income (loss)                           $   (28,920) $   108,605
 Net realized gain (loss) from security transactions        (70,228)   1,370,151
 Capital gain distributions from mutual funds               294,945      461,475
 Net change in unrealized appreciation on investments    (1,502,752)    (474,118)
                                                        -----------  -----------
    Increase (decrease) in net assets resulting from
     operations                                          (1,306,955)   1,466,113
                                                        -----------  -----------
Distributions:
 From net investment income                                 (40,712)    (295,335)
 From net realized gain on security transactions         (1,865,119)  (1,046,090)
                                                        -----------  -----------
    Decrease in net assets resulting from distributions  (1,905,831)  (1,341,425)
                                                        -----------  -----------
Capital share transactions:
 Proceeds from sale of 179,163 and 175,298 shares         3,537,560    4,098,482
 Value of 93,831 and 56,629 hares issued upon
  reinvestment of dividends                               1,654,234    1,240,231
 Cost of 156,406 and 347,160 shares redeemed             (3,101,584)  (8,212,124)
                                                        -----------  -----------
    Increase (decrease) in net assets resulting from
     capital share transactions                           2,090,210   (2,873,411)
                                                        -----------  -----------
    Total decrease in net assets                         (1,122,576)  (2,748,723)
Net assets:
 Beginning of year                                       11,074,445   13,823,168
                                                        -----------  -----------
 End of year                                            $ 9,951,869  $11,074,445
                                                        ===========  ===========

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                             FINANCIAL HIGHLIGHTS
                     for the five years ended May 31, 2001

                                   2001     2000     1999     1998     1997
                                   ----     ----     ----     ----     ----
For a share outstanding
 throughout each year:
Net asset value, beginning of
 year                             $22.83   $ 23.03  $ 22.96  $ 19.92  $17.57
                                  ------   -------  -------  -------  ------
Income from investment
 operations:
 Net investment income              0.03      0.15     0.02     0.16    0.32
 Net realized and unrealized gain
  (loss) on investments            (2.37)     1.90     1.38     4.64    3.49
                                  ------   -------  -------  -------  ------
    Total income (loss) from
     investment operations         (2.34)     2.05     1.40     4.80    3.81
                                  ------   -------  -------  -------  ------
Distributions:
 From net investment income        (0.16)     (.50)            (0.30)  (0.48)
 From net realized gain on
  security transactions            (3.79)    (1.75)   (1.33)   (1.46)  (0.98)
                                  ------   -------  -------  -------  ------
    Total distributions            (3.95)    (2.25)   (1.33)   (1.76)  (1.46)
                                  ------   -------  -------  -------  ------
     Net asset value, end of year $16.54   $ 22.83  $ 23.03  $ 22.96  $19.92
                                  ======   =======  =======  =======  ======
Total return(/1/)                 (11.32)%    9.49%    6.57%   25.30%  22.43%
Ratios/Supplemental Data:
 Net assets, end of year (000's
  omitted)                        $9,952   $11,074  $13,823  $11,592  $8,098
 Ratio of expenses to average net
  assets(/2/)                       1.84%     1.43%    1.34%    1.47%   1.77%
 Ratio of net investment income
  (loss) to average net assets     (0.27)%    0.82%    0.09%    0.80%   1.84%
 Portfolio turnover rate              89%       53%      79%      33%     67%

-----------

(/1/) Does not reflect contingent deferred sales charge.

(/2/) Without fees waived by the investment advisor and distributor, the ratio of expenses to average net assets would have been 2.09%, 1.84%, 1.94%, 2.07% and 2.38%, respectively.

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                         NOTES TO FINANCIAL STATEMENTS

1. Organization:

   American Pension Investors Trust (the "Trust") is organized as a Massachu-setts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. It is comprised of six separate portfolios. The accom-panying financial statements include only the Capital Income Fund (the "Fund").

   The Fund's primary investment objective is to seek to achieve high current income. The Fund's secondary objective is growth of capital and income. The Fund seeks to achieve its objectives by investing primarily in mutual funds ("underlying funds"), at least 65% of which seek to achieve an objective of high current income by investing in income-producing equity securities, long or short-term bonds and other fixed-income securities (such as U.S. government securities, commercial paper and preferred stock).

2. Significant Accounting Policies:

  a. Portfolio Valuation

     The investments of the Fund consist primarily of mutual funds that are valued daily at their respective closing net asset values in accordance with the 1940 Act. Equity securities listed or regularly traded on a se-curities exchange are valued at the last quoted sales price on the ex-change where they are principally traded.

  b. Security Transactions and Investment Income

     Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Divi-dend income and distributions to shareholders are recorded on the ex-div-idend date. Interest income and expenses are recorded on an accrual ba-sis.

  c. Federal Income Taxes

     The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment compa-nies and to distribute substantially all of its investment company tax-able income to its shareholders. Therefore, no federal income tax provi-sion is required.

     As of May 31, 2001, the aggregate cost of investments for federal income tax purposes, the net unrealized depreciation on a federal income tax ba-sis, and the gross unrealized appreciation and depreciation with respect to securities where there is an excess of value over tax cost or tax cost over value were $9,828,016, $180,303, $521,429 and $701,732, respective-
     ly.

  d. Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                   NOTES TO FINANCIAL STATEMENTS, Continued
2. Significant Accounting Policies, continued:

     reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  e. Cash and Cash Equivalents

     Cash and cash equivalents include amounts invested in overnight money market accounts, which are readily convertible to known amounts of cash. These amounts are invested in one financial institution.

3. Investment Advisory Agreement:

   Yorktown Management & Research Company, Inc. (the "Advisor"), whose princi-pal stockholder is also a trustee of the Trust, serves as the Fund's in-vestment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .60% of the av-erage daily net assets of the Fund. The Advisor reduces its advisory fees (not below zero) to the extent that the Distributor (see Note 4) receives any dealer reallowances or 12b-1 fees resulting from the Fund's purchase of shares of underlying funds. During the year ended May 31, 2001, the Advisor waived $14,953 of its fees.

4. Distribution Plan and Fees:

   Yorktown Distributors, Inc. (the "Distributor") distributes shares of the Fund pursuant to a Rule 12b-1 distribution plan adopted by the Trust. The plan provides that the Distributor shall receive an annual fee of .50% of the Fund's average daily net assets. The Distributor waives a portion of its fees pursuant to certain rules of the National Association of Securi-ties Dealers, Inc. ("NASD"). Under these rules, 12b-1 fees received by Dis-tributors are combined with those charged by the underlying funds in deter-mining the maximum percentage limits currently permitted by the NASD. Dur-ing the year ended May 31, 2001, the Distributor waived $11,165 of its fees.

   In addition, to the extent possible, the Distributor is generally desig-nated as the dealer entitled to receive the dealer reallowance portion of the sales charge on purchases of underlying load fund shares by the Fund. During the year ended May 31, 2001, the Distributor received $22,473 from brokerage commissions earned on its execution of purchases of portfolio in-vestments for the Fund. The principal stockholder of the Distributor is also a trustee of the Trust.

   A 1.50% contingent deferred sales charge in generally imposed on redemp-tions made within five years of the date that Fund shares are purchased, consequently, redemption value may differ from net asset value.

                       AMERICAN PENSION INVESTORS TRUST
                              CAPITAL INCOME FUND
                   NOTES TO FINANCIAL STATEMENTS, Continued


5. Investment Activity:

   For the year ended May 31, 2001, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $9,685,266 and $9,167,470, respectively.

6. Composition of Net Assets:

   At May 31, 2001, net assets consisted of:

   Paid-in capital                                                $10,147,976
   Accumulated net investment income                                    3,660
   Accumulated net realized loss from security transactions           (19,464)
   Unrealized depreciation on investments                            (180,303)
                                                                  -----------
       Net assets applicable to outstanding shares of beneficial
        interest                                                  $ 9,951,869
                                                                  ===========

                          [MULTIPLE INDEX TRUST GRAPH]

                        AMERICAN PENSION INVESTORS TRUST
                              MULTIPLE INDEX TRUST
                            SCHEDULE OF INVESTMENTS
                                  May 31, 2001

                                                         Shares    Value
                                                         ------    -----
MUTUAL FUNDS -- 62.81%
Large Cap Growth Funds -- 2.57%
Rydex Series Trust OTC Fund                              26,913 $   344,225
                                                                -----------
Large Cap Core Funds -- 14.62%
North Track S&P 100 Plus Portfolio                       43,293   1,583,676
Vanguard Index Total Stock Market Portfolio              13,484     377,156
                                                                -----------
                                                                  1,960,832
                                                                -----------
Mid Cap Core Funds -- 2.22%
T. Rowe Price Extended Equity Market Index Fund          28,122     297,256
                                                                -----------
Emerging Markets Fund -- 0.68%
Vanguard International Index Emerging Markets Portfolio  10,191      91,320
                                                                -----------
Small Cap Value Funds -- 3.72%
Vanguard Index Small Cap Value                           50,199     498,484
                                                                -----------
International Funds -- 8.10%
Deutsche EAFE Equity Index Fund                          67,628     738,499
Vanguard Total International Index Fund                  32,526     347,385
                                                                -----------
                                                                  1,085,884
                                                                -----------
Pacific Region Funds -- 1.07%
Vanguard International Index Pacific Portfolio           16,613     143,541
                                                                -----------
S&P Index Objective Funds -- 14.99%
Federated Index Trust Max-Cap Fund                        4,058     103,567
T. Rowe Price Equity Index Fund                          22,650     766,045
SSGA S&P 500 Index Fund                                  23,934     497,830
Vanguard Index Trust 500 Portfolio                        5,535     642,840
                                                                -----------
                                                                  2,010,282
                                                                -----------
Science & Technology Funds -- 14.84%
North Track Tech 100 Index Portfolio                     88,340   1,989,421
                                                                -----------
 Total Mutual Funds (cost $9,067,714)                             8,421,245
                                                                -----------
EXCHANGE TRADED INDEX SHARES -- 37.19%
Diamonds Trust Series                                    16,300   1,778,004
i Shares Russell 1000 Index                               4,000     265,400
i Shares S&P Global                                       4,000     261,680
i Shares S&P 100 Index                                    4,500     291,150
SPDR -- Technology Sector Index                          30,000     828,900
SPDR -- S&P Mid Cap 400 Index                             6,000     573,300
SPDR -- Nasdaq 100 Index                                  8,000     357,840
SPDR -- S&P 500 Index                                     5,000     629,750
                                                                -----------
 Total Exchange Traded Index Shares (cost $5,108,399)             4,986,024
                                                                -----------
 Total Investments (cost $14,176,113)                           $13,407,269
                                                                ===========

The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                              MULTIPLE INDEX TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                                  May 31, 2001

Assets:
 Investments at value (identified cost of $14,176,113)             $13,407,269
 Cash                                                                1,185,405
 Receivable from advisor                                                 5,643
 Other assets                                                           14,516
                                                                   -----------
    Total assets                                                    14,612,833
                                                                   -----------
Liabilities:
 Payable for securities purchased                                      819,010
 Other liabilities                                                      30,162
                                                                   -----------
    Total liabilities                                                  849,172
                                                                   -----------
     Net assets                                                    $13,763,661
                                                                   ===========
Shares of beneficial interest outstanding (unlimited number of no
 par value shares authorized)                                        1,134,095
                                                                   ===========
Net asset value and offering price per share outstanding           $     12.14
                                                                   ===========

The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                              MULTIPLE INDEX TRUST
                            STATEMENT OF OPERATIONS
                        for the year ended May 31, 2001

Investment income:
 Dividends                                                 $    89,913
 Interest                                                       26,141
                                                           -----------
    Total income                                               116,054
                                                           -----------
Expenses:
 Investment advisory fees                                       95,611
 Transfer agent fees                                            49,813
 Custodial fees                                                  7,302
 Professional fees                                              12,933
 Registration fees                                              14,677
 Trustee fees                                                    2,086
 Insurance                                                       5,305
 Shareholder reports                                             4,128
 Miscellaneous                                                   3,215
                                                           -----------
                                                               195,070
 Less expenses waived by investment advisor                    (27,630)
                                                           -----------
   Total expenses                                              167,440
                                                           -----------
   Net investment loss                                         (51,386)
                                                           -----------
Realized and unrealized gain (loss) on investments:
 Net realized gain (loss) from security transactions          (593,096)
 Capital gain distributions from mutual funds                  565,757
 Change in unrealized appreciation on investments           (2,709,704)
                                                           -----------
    Net realized and unrealized gain (loss) on investments  (2,737,043)
                                                           -----------
     Net decrease in net assets resulting from operations  $(2,788,429)
                                                           ===========

The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                              MULTIPLE INDEX TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS
                   for the years ended May 31, 2001 and 2000

                                                        2001         2000
                                                        ----         ----
Operations:
 Net investment loss                                 $   (51,386) $   (10,141)
 Net realized gain (loss) from security transactions    (593,096)       7,942
 Capital gain distributions from mutual funds            565,757      119,285
 Net change in unrealized appreciation on
  investments                                         (2,709,704)   1,163,488
                                                     -----------  -----------
    Increase (decrease) in net assets resulting from
     operations                                       (2,788,429)   1,280,574
                                                     -----------  -----------
Distributions:
 From net investment income                                           (14,574)
 From net realized gain on security transactions        (322,962)    (120,540)
 In excess of realized gains                             (23,233)
                                                     -----------  -----------
    Decrease in net assets resulting from
     distributions                                      (346,195)    (135,114)
                                                     -----------  -----------
Capital share transactions:
 Proceeds from sale of 490,503 and 441,480 shares      7,050,303    6,476,107
 Value of 24,172 and 8,055 shares issued upon
  reinvestment of dividends                              318,822      125,703
 Cost of 142,913 and 129,254 shares redeemed          (1,874,995)  (1,955,431)
                                                     -----------  -----------
    Increase in net assets resulting from capital
     share transactions                                5,494,130    4,646,379
                                                     -----------  -----------
    Total increase in net assets                       2,359,506    5,791,839
Net assets:
 Beginning of year                                    11,404,155    5,612,316
                                                     -----------  -----------
 End of year                                         $13,763,661  $11,404,155
                                                     ===========  ===========

The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                              MULTIPLE INDEX TRUST
                              FINANCIAL HIGHLIGHTS
                   for the three years ended May 31, 2001 and
                       the period ended May 31, 1998(/1/)

                                          2001      2000      1999     1998
                                          ----      ----      ----     ----
For a share outstanding throughout the
 period:
Net asset value, beginning of
 year/period                             $ 14.96   $ 12.70   $11.04   $10.00
                                         -------   -------   ------   ------
Income from investment operations:
 Net investment income (loss)              (0.05)    (0.01)   (0.01)    0.03
 Net realized and unrealized gain (loss)
  on investments                           (2.43)     2.49     1.91     1.16
                                         -------   -------   ------   ------
    Total income (loss) from investment
     operations                            (2.48)     2.48     1.90     1.19
                                         -------   -------   ------   ------
Distribution:
 From net investment income                          (0.12)            (0.03)
 From net realized gain on security
  transactions                             (0.32)    (0.10)   (0.24)   (0.12)
 In excess of realized gains               (0.02)
                                         -------   -------   ------   ------
    Total distributions                    (0.34)    (0.22)   (0.24)   (0.15)
                                         -------   -------   ------   ------
     Net asset value, end of year/period $ 12.14   $ 14.96   $12.70   $11.04
                                         =======   =======   ======   ======
Total return(/2/)                         (16.76)%   19.46%   17.49%   11.99%
Ratios/Supplemental Data:
 Net assets, end of period (000's
  omitted)                               $13,764   $11,404   $5,612   $3,080
 Ratio of expenses to average net
  assets(/3/)                               1.24%     1.24%    1.23%    0.71%
 Ratio of net investment income (loss)
  to average net assets                    (0.38)%   (0.11)%  (0.09)%   0.36%
 Portfolio turnover rate                      20%       17%      35%      49%

-----------

(/1/) Commencement of operations was July 2, 1997.

(/2/) Does not reflect contingent deferred sales charge.

(/3/) Without fees waived/reimbursed by the investment advisor, the ratio of expenses to average net assets would have been 1.44%, 1.50%, 2.16% and 2.75%, respectively.

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                             MULTIPLE INDEX TRUST
                         NOTES TO FINANCIAL STATEMENTS

1. Organization:

   American Pension Investors Trust (the "Trust") is organized as a Massachu-setts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. It is comprised of six separate portfolios. The accom-panying financial statements include only the Multiple Index Trust (the "Fund").

   The Fund's investment objective is to maximize total return from capital growth and income. The Fund seeks to achieve its ojbective by investing at least 65% of its total assets in shares of other open-end investment compa-nies whose portfolios mirror those of one index or another of market secu-rities. A 1.50% contingent deferred sales charge is generally imposed on redemptions made within five years of the date that fund shares are pur-chased.

2. Significant Accounting Policies:

  a. Portfolio Valuation

     The investments of the Fund consist primarily of mutual funds that are valued daily at their respective closing net asset values in accordance with the 1940 Act. Equity securities listed or regularly traded on a se-curities exchange are valued at the last quoted sales price on the ex-change where they are principally traded.

  b.Security Transactions and Investment Income

     Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Divi-dend income and distributions to shareholders are recorded on the ex-div-idend date. Interest income and expenses are recorded on an accrual ba-sis.

  c.Federal Income Taxes

     The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment compa-nies and to distribute substantially all of its investment company tax-able income to its shareholders. Therefore, no federal income tax provi-sion is required.

     As of May 31, 2001, the aggregate cost of investments for federal income tax purposes, the net unrealized depreciation on a federal income tax ba-sis, and the gross unrealized appreciation and depreciation with respect to securities where there is an excess of value over tax cost or tax cost over value were $14,176,113, $768,844, $837,190 and $1,606,034, respec-
     tively.

  d.Cash and Cash Equivalents

     Cash and cash equivalents include amounts invested in overnight money market accounts, which are readily convertible to known amounts of cash. These amounts are invested in one financial institution.

                       AMERICAN PENSION INVESTORS TRUST
                             MULTIPLE INDEX TRUST
                   NOTES TO FINANCIAL STATEMENTS, Continued
2. Significant Accounting Policies, continued:

  e. Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual re-sults could differ from those estimates.

3. Investment Advisory Agreement:

   Yorktown Management & Research Company, Inc. (the "Advisor"), whose princi-pal stockholder is also a trustee of the Trust, serves as the Fund's in-vestment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .70% of the av-erage daily net assets of the Fund. For the year ended May 31, 2001, the Advisor waived $27,630 of its advisory fees.

4. Contingent Deferred Sales Charge:

   A 1.50% contingent deferred sales charge is generally imposed on redemp-tions made within five years of the date that Fund shares are purchased, consequently, redemption value may differ from net asset value.

5. Investment Activity:

   For the period ended May 31, 2001, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $8,402,163 and $2,605,826, respectively.

6. Composition of Net Assets:

   At May 31, 2001, net assets consisted of:

   Paid-in capital                                              $14,906,718
   Accumulated net realized loss from security transactions        (374,213)
   Unrealized depreciation on investments                          (768,844)
                                                                -----------
     Net assets applicable to outstanding shares of beneficial
      interest                                                  $13,763,661
                                                                ===========

                      [YORKTOWN CLASSIC VALUE TRUST GRAPH]

                          YORKTOWN CLASSIC VALUE TRUST
                            SCHEDULE OF INVESTMENTS
                                  May 31, 2001

                                 Shares   Value
                                 ------   -----
COMMON STOCKS -- 95.88%
Aerospace/Defense -- 1.83%
Boeing Company                    7,000 $  440,230
                                        ----------
Banks -- 17.13%
BB&T Corp.                       21,000    759,150
Bank of America Corp.             5,500    325,875
J.P. Morgan & Co.                21,460  1,054,759
Keycorp                          11,000    261,580
Mellon Finl Corp.                10,000    458,200
Sun Trust Corp.                   4,500    276,390
U.S. Bancorp                     32,000    713,600
Wachovia Corp.                    4,000    269,400
                                        ----------
                                         4,118,954
                                        ----------
Chemicals -- 5.23%
Cytec Industries Inc.            15,000    530,250
Dow Chemical Co.                 15,000    537,150
Sigma-Aldrich Corp.               4,000    190,480
                                        ----------
                                         1,257,880
                                        ----------
Computer & Peripherals -- 2.44%
3Com Corp.*                      50,000    278,000
Cisco Systems*                   16,000    308,160
                                        ----------
                                           586,160
                                        ----------
Computer Software &
 Services -- 6.90%
First Data Corp.                 25,300  1,659,933
                                        ----------
Diversified Companies -- 10.79%
Fluor Corp.                      10,000    583,200
Tyco International Limited       35,000  2,010,750
                                        ----------
                                         2,593,950
                                        ----------
Drugs -- 5.99%
Bristol Myers Squibb Co.          6,000    325,440
Merck & Co. Inc.                 10,000    729,900
Pfizer Inc.                       9,000    386,010
                                        ----------
                                         1,441,350
                                        ----------
Electrical Equipment -- 2.03%
General Electric Co.             10,000    490,000
                                        ----------
Electronics -- 1.44%
Paxar Corp.*                     28,800    345,600
                                        ----------
Financial Services -- 9.87%
American Express Co.             32,000  1,347,840
Citi Group                       20,000  1,025,000
                                        ----------
                                         2,372,840
                                        ----------

*Non-income producing security
The accompanying notes are an integral part of the financial statements.

                                             Shares    Value
                                             ------    -----
Insurance -- 1.72%
Metlife Inc.                                 13,000 $   414,050
                                                    -----------
Office Supplies &
 Equipment -- 0.35%
In Focus*                                     5,000      84,500
                                                    -----------
Petroleum -- 1.48%
Exxon Mobil Corp.                             4,000     355,000
                                                    -----------
Retail -- 5.30%
Radioshack Corp.                              6,000     163,380
TJX Corp.                                    10,000     334,600
Wal Mart Stores Inc.                         15,000     776,250
                                                    -----------
                                                      1,274,230
                                                    -----------
Securities Brokerage -- 19.30%
Bear Stearns Cos., Inc.                       9,000     489,150
Legg Mason Inc.                               9,000     411,750
Lehman Brothers Holdings Inc.                27,600   1,976,436
Morgan Stanley, Dean Witter, Discover & Co.  16,400   1,066,164
Raymond James Financial Inc.                 24,000     698,400
                                                    -----------
                                                      4,641,900
                                                    -----------
Semiconductor -- 0.31%
Motorola Inc.                                 5,000      73,500
                                                    -----------
Thrift -- 3.77%
Fannie Mae                                   11,000     906,840
                                                    -----------
  Total Common Stocks
   (cost $17,011,019)                                23,056,917
                                                    -----------
Exchange Traded Index Shares -- 4.12%
SPDR -- Financial Sector index               13,500     387,585
SPDR -- S&P Mid Cap 400 Index                 3,700     353,535
SPDR -- Technology Sector Index               9,000     248,670
                                                    -----------
  Total Exchange Traded Index Shares
   (cost $850,870)                                      989,790
                                                    -----------
  Total Investments
   (cost $17,861,889)                               $24,046,707
                                                    ===========

                          YORKTOWN CLASSIC VALUE TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                                  May 31, 2001

Assets:
 Investments at value (identified cost of $17,861,889)             $24,046,707
 Cash                                                                    1,484
 Other assets                                                           25,736
                                                                   -----------
    Total assets                                                    24,073,927
                                                                   -----------
Liabilities:
 Accrued distribution fees                                              14,777
 Accrued advisory fees                                                  14,777
 Borrowings for purchase of securities                               4,659,000
 Accrued interest expense                                               24,434
 Other liabilities                                                      26,464
                                                                   -----------
    Total liabilities                                                4,739,452
                                                                   -----------
     Net assets                                                    $19,334,475
                                                                   ===========
Shares of beneficial interest outstanding (unlimited number of no
 par value shares authorized)                                        1,108,371
                                                                   ===========
Net asset value and offering price per share outstanding           $     17.44
                                                                   ===========

The accompanying notes are an integral part of the financial statements.

                          YORKTOWN CLASSIC VALUE TRUST
                            STATEMENT OF OPERATIONS
                        for the year ended May 31, 2001

Investment Income:
 Dividends                                                $  374,140
 Interest                                                        558
                                                          ----------
    Total income                                             374,698
                                                          ----------
Expenses:
 Investment advisory fees                                    163,322
 Distribution fees                                           163,322
 Transfer agent fees                                          52,436
 Custodial fees                                               11,234
 Professional fees                                            19,052
 Registration fees                                            15,267
 Trustee fees                                                  3,794
 Insurance                                                     7,829
 Shareholder reports                                           3,843
 Miscellaneous                                                 3,934
                                                          ----------

   Total operating expenses                                  444,033
 Interest expense                                            314,663
                                                          ----------
   Total expenses                                            758,696
                                                          ----------
   Net investment loss                                     (383,998)
                                                          ----------
Realized and unrealized gain (loss) on investments:
 Net realized gain from security transactions                665,802
 Change in unrealized appreciation on investments          1,630,391
                                                          ----------
    Net realized and unrealized gain on investments        2,296,193
                                                          ----------
     Net increase in net assets resulting from operations $1,912,195
                                                          ==========

The accompanying notes are an integral part of the financial statements.

                          YORKTOWN CLASSIC VALUE TRUST
                            STATEMENT OF CASH FLOWS
                        for the year ended May 31, 2001

Cash provided (used) by financing activities:
 Sales of capital shares                       $ 41,484,180
 Repurchase of capital shares                   (37,857,593)
                                               ------------
 Cash provided by capital share transactions      3,626,587
 Cash provided by borrowing, net of borrowings
  repaid of $46,045,000                             494,000
 Dividends and distributions paid in cash           (37,969)
                                               ------------
                                                             $ 4,082,618
Cash provided (used) by operations:
 Purchases of portfolio securities             $(22,099,553)
 Proceeds from sales of portfolio securities     18,369,661
                                               ------------
                                                 (3,729,892)
                                               ------------
 Net investment loss                               (383,998)
 Net change in receivables/payables related to
  operations                                         32,252
                                               ------------
                                                   (351,746)
                                               ------------
                                                              (4,081,638)
                                                             -----------
 Net increase in cash                                                980
 Cash, beginning of year                                             504
                                                             -----------
  Cash, end of year                                          $     1,484
                                                             ===========

The accompanying notes are an integral part of the financial statements.

                          YORKTOWN CLASSIC VALUE TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS
                   for the years ended May 31, 2001 and 2000

                                                        2001          2000
                                                        ----          ----
Operations:
 Net investment loss                                 $  (383,998) $   (378,255)
 Net realized gain from security transactions            665,802     1,031,851
 Net change in unrealized appreciation on
  investments                                          1,630,391       298,673
                                                     -----------  ------------
    Increase in net assets resulting from operations   1,912,195       952,269
                                                     -----------  ------------
Distributions:
 From net realized gains on security transactions       (658,529)   (1,695,717)
                                                     -----------  ------------
    Decrease in net assets resulting from
     distributions                                      (658,529)   (1,695,717)
                                                     -----------  ------------
Capital share transactions:
 Proceeds from sale of 2,338,894 and 1,872,518
  shares                                              41,461,698    29,318,121
 Value of 33,026 and 115,017 shares issued upon
  reinvestment of dividends                              620,560     1,642,574
 Cost of 2,133,151 and 2,086,490 shares redeemed     (37,858,572)  (31,946,998)
                                                     -----------  ------------
    Increase (decrease) in net assets resulting from
     capital share transactions                        4,223,686      (986,303)
                                                     -----------  ------------
    Total increase (decrease) in net assets            5,477,352    (1,729,751)
Net assets:
 Beginning of year                                    13,857,123    15,586,874
                                                     -----------  ------------
 End of year                                         $19,334,475  $ 13,857,123
                                                     ===========  ============

The accompanying notes are an integral part of the financial statements.

                         YORKTOWN CLASSIC VALUE TRUST
                             FINANCIAL HIGHLIGHTS
                     for the five years ended May 31, 2001

                              2001      2000      1999      1998      1997
                              ----      ----      ----      ----      ----
For a share outstanding
 throughout each year:
Net asset value, beginning
 of year                     $ 15.94   $ 16.09   $ 14.90   $ 14.23   $ 12.00
                             -------   -------   -------   -------   -------
Income from investment
 operations:
 Net investment loss           (0.35)    (0.43)    (0.41)    (0.47)    (0.25)
 Net realized and unrealized
  gain on investments           2.51      1.78      2.79      2.19      2.69
                             -------   -------   -------   -------   -------
    Total income from
     investment operations      2.16      1.35      2.38      1.72      2.44
                             -------   -------   -------   -------   -------
Distributions:
 From net realized gain on
  security transactions        (0.66)    (1.50)    (1.19)    (1.05)    (0.21)
                             -------   -------   -------   -------   -------
    Total distributions        (0.66)    (1.50)    (1.19)    (1.05)    (0.21)
                             -------   -------   -------   -------   -------
     Net asset value, end of
      year                   $ 17.44   $ 15.94   $ 16.09   $ 14.90   $ 14.23
                             =======   =======   =======   =======   =======
Total return(/1/)              13.25%     9.61%    17.80%    13.02%    20.59%
Ratios/Supplemental Data:
 Net assets, end of year
  (000's omitted)            $19,334   $13,857   $15,587   $13,664   $13,060
 Ratio of operating expenses
  to average net assets(/2/)    2.47%     2.27%     2.44%     2.54%     2.65%
 Ratio of total expenses to
  average net assets(/3/)       4.21%     4.00%     4.77%     5.52%     5.20%
 Ratio of net investment
  loss to average net assets   (2.13)%   (2.33)%   (2.82)%   (3.08)%   (2.50)%
 Portfolio turnover rate          82%      113%      187%      145%      115%

-----------

(/1/) Does not reflect contingent deferred sales charge.

(/2/) Without fees waived by the investment advisor and distributor, the annualized ratio of operating expenses to average net assets would have been 2.47%, 2.42%, 2.60%, 2.69% and 2.80%, respectively.

(/3/) Without fees waived by the investment advisor and distributor, the annualized ratio of total expenses to average net assets would have been 4.21%, 4.15%, 4.92%, 5.67% and 5.35%, respectively.

The accompanying notes are an integral part of the financial statements.

                         YORKTOWN CLASSIC VALUE TRUST
                         NOTES TO FINANCIAL STATEMENTS
1. Organization:

   American Pension Investors Trust (the "Trust") is organized as a Massachu-setts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. It is comprised of six separate portfolios. The accompanying fi-nancial statements include only the Yorktown Classic Value Trust (the "Fund").

   The primary investment objective of the Fund is growth of capital; income is a secondary objective. The Fund seeks to achieve these objectives by in-vesting primarily in equity securities which the Fund's investment advisor believes are undervalued in relation to the quality of the securities and the long-term earning power of their issuers, regardless of short-term in-dicators.

2. Significant Accounting Policies:

  a. Portfolio Valuation
     Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the exchange where they are principally traded. Securities for which market quotations are not read-ily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

  b. Security Transactions and Investment Income
     Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Divi-dend income and distributions to shareholders are recorded on the ex-div-idend date. Interest income and expenses are recorded on an accrual ba-sis.

  c. Federal Income Taxes
     The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment compa-nies and to distribute substantially all of its investment company tax-able income to its shareholders. Therefore, no federal income tax provi-sion is required.

     As of May 31, 2001, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation on a federal income tax ba-sis, and the gross unrealized appreciation and depreciation with respect to securities where there is an excess of value over tax cost or tax cost over value were $17,887,525, $6,159,182, $6,767,308 and $608,126, respec-
     tively.

  d. Use of Estimates
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual re-sults could differ from those estimates.

  e. Cash and Cash Equivalents
     Cash and cash equivalents include amounts invested in overnight money market accounts, which are readily convertible to known amounts of cash. These amounts are invested in one financial institution.

                         YORKTOWN CLASSIC VALUE TRUST
                   NOTES TO FINANCIAL STATEMENTS, Continued
2. Significant Accounting Policies, continued:

  f. Borrowings
     The Fund is permitted to borrow up to one-third of the value of its net assets, before such borrowings, for investment purposes. Such borrowing is referred to as leveraging. As of May 31, 2001, the balance due for se-curities purchased through leveraging was $4,659,000. The average daily balance during the year ended May 31, 2001 was $4,217,463 or $4.11 per share, based on average shares outstanding of 1,025,552. The maximum amount of borrowings outstanding at any month-end during the year was $5,853,000. The Fund's investment securities are pledged as collateral under the borrowing arrangement and the collateral may be sold or re-pledged.
     Interest is charged at a rate of 1.50% plus the Fed Funds rate (5.75% as of May 31, 2001). Interest expense amounted to $314,663 for the year ended May 31, 2001.

3. Investment Advisory Agreement:
   Yorktown Management & Research Company, Inc. (the "Advisor"), whose princi-pal stockholder is also a trustee of the Trust, serves as the Fund's in-vestment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .90% of the av-erage daily net assets of the Fund.

4. Distribution Plan and Fees:
   Yorktown Distributors, Inc. (the "Distributor") distributes shares of the Fund pursuant to a Rule 12b-1 distribution plan adopted by the Trust. The plan provides that the Distributor shall receive an annual fee of .90% of the Fund's average daily net assets, which is comprised of .65% of distri-bution fees and .25% of service fees. The principal stockholder of the Dis-tributor is also a trustee of the Trust.

   A 1.50% contingent deferred sales charge is generally imposed on redemp-tions made within five years of the date that Fund shares are purchased, consequently, redemption value may differ from net asset value.

5. Investment Activity:
   For the year ended May 31, 2001, there were no purchases or sales of U.S. government obligations. Purchases and sales of securities other than short-term obligations and U.S. government obligations amounted to $22,099,553 and $18,369,661, respectively.

6.Composition of Net Assets:
  At May 31, 2001, net assets consisted of:

   Paid-in capital                                                $13,175,224
   Accumulated net realized loss from security transactions           (25,567)
   Unrealized appreciation on investments                           6,184,818
                                                                  -----------
       Net assets applicable to outstanding shares of beneficial
        interest                                                  $19,334,475
                                                                  ===========

                            [TREASURIES TRUST GRAPH]

                        AMERICAN PENSION INVESTORS TRUST
                                TREASURIES TRUST
                            SCHEDULE OF INVESTMENTS
                                  May 31, 2001

                                                  Principal    Value
                                                  ---------    -----
U.S. GOVERNMENT OBLIGATIONS -- 100.00%
United States Treasury Stripped Interest Payment
 Due 5/15/2008                                    $4,543,000 $3,142,747
 Due 5/15/2009                                     4,767,000  3,103,380
                                                             ----------
  Total investments (cost $6,013,408)                        $6,246,127
                                                             ==========

The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                                TREASURIES TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                                  May 31, 2001

Assets:
 Investments at value (identified cost of $6,013,408)              $6,246,127
 Cash                                                                 327,333
 Other assets                                                          14,873
                                                                   ----------
    Total assets                                                    6,588,333
                                                                   ----------
Liabilities:
 Other liabilities                                                     11,024
                                                                   ----------
    Total liabilities                                                  11,024
                                                                   ----------
     Net assets                                                    $6,577,309
                                                                   ==========
Shares of beneficial interest outstanding (unlimited number of no
 par value shares authorized)                                         621,770
                                                                   ==========
Net asset value and offering price per share outstanding           $    10.58
                                                                   ==========

The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                                TREASURIES TRUST
                            STATEMENT OF OPERATIONS
                        for the year ended May 31, 2001

Investment income:
 Interest                                                 $390,813
                                                          --------
Expenses:
 Investment advisory fees                                   21,203
 Transfer agent fees                                        28,383
 Custodial fees                                              2,935
 Professional fees                                           5,626
 Registration fees                                          14,002
 Trustee fees                                                2,086
 Insurance                                                   2,264
 Shareholder reports                                         2,132
 Miscellaneous                                               2,587
                                                          --------
                                                            81,218
 Less expenses waived/reimbursed by investment advisor     (36,161)
                                                          --------
   Total expenses                                           45,057
                                                          --------
   Net investment income                                   345,756
                                                          --------
Realized and unrealized gain (loss) on investments:
 Change in unrealized appreciation on investments          257,842
                                                          --------
    Net realized and unrealized gain on investments        257,842
                                                          --------
     Net increase in net assets resulting from operations $603,598
                                                          ========

The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                                TREASURIES TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS
                   for the years ended May 31, 2001 and 2000

                                                           2001         2000
                                                           ----         ----
Operations:
 Net investment income                                  $   345,756  $   330,105
 Net realized gain (loss) from security transactions                    (461,898)
 Net change in unrealized appreciation on investments       257,842      166,713
                                                        -----------  -----------
    Increase in net assets resulting from operations        603,598       34,920
                                                        -----------  -----------
Distributions:
 From net investment income                                (371,472)    (247,811)
 From net realized gain on security transactions                         (59,946)
                                                        -----------  -----------
    Decrease in net assets resulting from distributions    (371,472)    (307,757)
                                                        -----------  -----------
Capital share transactions:
 Proceeds from sale of 326,788 and 201,822 shares         3,446,787    2,061,420
 Value of 32,256 and 28,745 shares issued upon
  reinvestment of dividends                                 341,219      286,353
 Cost of 125,255 and 555,096 shares redeemed             (1,329,680)  (5,692,195)
                                                        -----------  -----------
    Increase (decrease) in net assets resulting from
     capital share transactions                           2,458,326   (3,344,422)
                                                        -----------  -----------
    Total increase (decrease) in net assets               2,690,452   (3,617,259)
Net assets:
 Beginning of year                                        3,886,857    7,504,116
                                                        -----------  -----------
 End of year                                            $ 6,577,309  $ 3,886,857
                                                        ===========  ===========

The accompanying notes are an integral part of the financial statements.

                        AMERICAN PENSION INVESTORS TRUST
                                TREASURIES TRUST
                              FINANCIAL HIGHLIGHTS
                   for the three years ended May 31, 2001 and
                       the period ended May 31, 1998(/1/)

                                             2001    2000    1999    1998
                                             ----    ----    ----    ----
For a share outstanding throughout the
 year/period:
Net asset value, beginning of year/period   $10.02  $10.53  $10.63  $10.00
                                            ------  ------  ------  ------
Income from investment operations:
 Net investment income                        0.57    0.80    0.58    0.43
 Net realized and unrealized gain (loss) on
  investments                                 0.74   (0.68)  (0.02)   0.49
                                            ------  ------  ------  ------
    Total income from investment operations   1.31    0.12    0.56    0.92
                                            ------  ------  ------  ------
Distributions:
 From net investment income                  (0.75)  (0.51)  (0.64)  (0.29)
 From net realized gain on security
  transactions                                       (0.12)  (0.02)
                                            ------  ------  ------  ------
    Total distributions                      (0.75)  (0.63)  (0.66)  (0.29)
                                            ------  ------  ------  ------
     Net asset value, end of year/period    $10.58  $10.02  $10.53  $10.63
                                            ======  ======  ======  ======
Total return(/2/)                            13.25%   1.30%   5.11%   9.33%
Ratios/Supplemental Data:
 Net assets, end of period (000's omitted)  $6,577  $3,887  $7,504  $3,844
 Ratio of expenses to average net
  assets(/3/)                                 0.85%   0.76%   0.87%   0.84%
 Ratio of net investment income to average
  net assets                                  6.53%   6.72%   5.49%   5.85%
 Portfolio turnover rate                         0%    126%    231%      3%

-----------

(/1/Commencement)of operations was July 2, 1997.

(/2/Does)not reflect contingent deferred sales charge.

(/3/Without)fees waived/reimbursed by the investment advisor, the ratio of ex-penses to average net assets would have been 1.53%, 1.48%, 1.79% and 2.99%, respectively.

The accompanying notes are an integral part of the financial statements.

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                         NOTES TO FINANCIAL STATEMENTS

1. Organization:

   American Pension Investors Trust (the "Trust") is organized as a Massachu-setts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. It is comprised of six separate portfolios. The accom-panying financial statements include only the Treasuries Trust (the "Fund").

   The Fund's investment objective is to seek current income while limiting credit risk. The Fund seeks to achieve its objective by investing in obli-gations of the U.S. Treasury that are guaranteed as to principal and inter-est by the full faith and credit of U.S. government. A 1.50% contingent de-ferred sales charge is generally imposed on redemptions made within five years of the date that fund shares are purchased.

2. Significant Accounting Policies:

  a. Portfolio Valuation

     Fund assets are valued at current market value or, where unavailable, at fair value as determined in good faith by or under the direction of the Board of Trustees. U.S. Treasury securities are valued at the mean be-tween the bid and asked prices.

  b. Security Transactions and Investment Income

     Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dis-tributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

  c. Federal Income Taxes

     The Trust's policy is for the Fund to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment compa-nies and to distribute substantially all of its investment company tax-able income to its shareholders. Therefore, no federal income tax provi-sion is required.

     As of May 31, 2001, the aggregate cost of investments for federal income tax purposes and the unrealized appreciation on a federal income tax ba-sis, where there is an excess of tax cost over value were $6,013,408 and $232,719, respectively.

     At May 31, 2001, capital loss carryforwards available as a reduction against future net realized capital gains consisted of $461,898, of which $403,535 expires in May 2008 and $58,363 expires in May 2009.

  d. Cash and Cash Equivalents

     Cash and cash equivalents include amounts invested in overnight money market accounts, which are readily convertible to known amounts of cash. These amounts are invested in one financial institution.

                       AMERICAN PENSION INVESTORS TRUST
                               TREASURIES TRUST
                   NOTES TO FINANCIAL STATEMENTS, Continued
2. Significant Accounting Policies, continued:

  e. Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual re-sults could differ from those estimates.

3. Investment Advisory Agreement:

   Yorktown Management & Research Company, Inc. (the "Advisor"), whose princi-pal stockholder is also a trustee of the Trust, serves as the Fund's in-vestment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .40% of the av-erage daily net assets of the Fund. For the year ended May 31, 2001, the Advisor waived all of its fees in the amount of $21,203. In addition, the Advisor reimbursed $14,958 of the Fund's operating expenses.

4. Contingent Deferred Sales Charge:

   A 1.50% contingent deferred sales charge is generally imposed on redemp-tions made within five years of the date that Fund shares are purchased, consequently, redemption value may differ from net asset value.

5. Investment Activity:

   For the year ended May 31, 2001, purchases and sales of U.S. government ob-ligations amounted to $1,992,814 and $0, respectively. There were no pur-chases and sales of securities other than short-term obligations and U.S. government obligations.

6. Composition of Net Assets:

   At May 31, 2001, net assets consisted of:

   Paid-in capital                                                $6,688,193
   Accumulated net investment income                                 118,295
   Accumulated net realized loss from security transactions         (461,898)
   Unrealized appreciation on investments                            232,719
                                                                  ----------
       Net assets applicable to outstanding shares of beneficial
        interest                                                  $6,577,309
                                                                  ==========

                       Report of Independent Accountants

To the Board of Trustees of American Pension Investors Trust and Shareholders of Growth Fund, Capital Income Fund, Multiple Index Trust, Yorktown Clasic Value Trust, and Treasuries Trust:

In our opinion, the accompanying statements of assets and liabilities, includ-ing the schedules of investments, and the related statements of operations, of cash flows and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Pension Investors Trust (comprised of the Growth Fund, Capital Income Fund, Multiple Index Trust, Yorktown Classic Value Trust, and Treasuries Trust, collectively referred to as the "Funds"), at May 31, 2001, the results of each of their op-erations, the cash flows for Yorktown Classic Value Trust, the changes in each of their net assets and the financial highlights for each of the fiscal peri-ods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial high-lights (hereafter referred to as "financial statements") are the responsibil-ity of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally ac-cepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial state-ments are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presenta-tion. We believe that our audits, which included confirmation of securities at May 31, 2001 by correspondence with custodians and brokers, provide a reason-able basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
June 15, 2001

                              SHAREHOLDER SERVICES
                                   API Trust
                                 P.O. Box 8595
                        Boston, Massachusetts 02266-8595
                                 (888) 933-8274

                           For Overnight Deliveries:

                                   API Trust
                                66 Brooks Drive
                         Braintree, Massachusetts 02184

                               EXECUTIVE OFFICES
                        American Pension Investors Trust
                                 P.O. Box 2529
                              2303 Yorktown Avenue
                           Lynchburg, Virginia 24501
                                 (800) 544-6060

                            INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                             250 West Pratt Street
                           Baltimore, Maryland 21201

                    This report is submitted for the general
                 information of the shareholders of the Trust.
                The report is not authorized for distribution to
               prospective investors in the Trust unless preceded
                   or accompanied by an effective Prospectus.

                                www.apitrust.com